SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Operating lease right of use assets	$ 6,931	$ 3,377
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Finance lease right of use assets	$ 9,252	$ 9,887
Total operating and finance leases assets	$ 16,183	$ 13,264
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Operating leases liability current	$ 635	$ 625
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Finance leases liability current	$ 390	$ 987
Total current liabilities	$ 1,025	$ 1,612
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Operating leases liability non current	$ 5,893	$ 2,191
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Finance leases liability non current	$ 182	$ 554
Total noncurrent liabilities	6,075	2,745
Total liabilities	$ 7,100	$ 4,357